Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 78,140		$ 236,045
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	53		59
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,080		468
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,425,133	[1]	1,737,850	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	387,904	[1]	307,960	[2]
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	34,251		29,331
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	144,805		131,833
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	347,465		445,029
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	138,768		223,899
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	529		675
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	43,350		96,286
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	630,130		686,502
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	364,387		280,912
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,865		5,642
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	40,741		75,660
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	505		735
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	22,184		25,748
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	7,454		10,065
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	312		157
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	21,205		20,833
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	23		0
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,555		6,864
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,039		5,171
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	469		468
Non Covered Loans [Member] | PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,191,979	[1]	1,371,242	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	387,904	[1]	307,960	[2]
Non Covered Loans [Member] | PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	15,816		15,396
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	66,665		51,013
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	315,534		385,303
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	124,717		179,459
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	529		675
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	37,390		53,859
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	596,105		649,279
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	364,387		280,912
Non Covered Loans [Member] | PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,865		5,642
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	22,184		25,748
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	312		157
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	19,300		19,317
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	23		0
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,551		6,830
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,036		5,144
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	469		468
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	233,154	[1]	366,608	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0	[1]	0	[2]
Non Covered Loans [Member] | UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	18,435		13,935
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	78,140		80,820
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	31,931		59,726
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,051		44,440
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,960		42,427
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	34,025		37,223
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	40,741		75,660
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	505		735
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	7,454		10,065
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,905		1,516
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4		34
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer Portfolio Segment Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3		27
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude $ 96 million in non-performing loans held-for-sale.
[2]	For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale.